UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-2260

Value Line Larger Companies Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. P.O. Box 272 Cos Cob, CT 06807-0272

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President/Secretary/
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#539618

SEMI-ANNUAL REPORT

June 30, 2007

Value Line
Larger Companies
Fund, Inc.

Value Line Larger Companies Fund, Inc.

To Our Value Line Larger

To Our Shareholders:

The Value Line Larger Companies Fund (the “Fund”) had a total return of 9.31% in the first six months of 2007, compared with the 6.96% return of the S&P 500 Index(1).

Despite the headwinds of a weak domestic housing sector and irregular GDP growth, the equity market had a strong start in the first half of the year. Solid corporate earnings expansion of roughly 10% in the first quarter along with a continued strong global economic environment provided the main support for the market. Going forward, higher energy prices, along with rising mortgage rates may begin to affect the US consumer as the year progresses. The financial sector, the largest weighting in the S&P 500 at roughly 20%, may also experience some slowing due to the shakeout in the housing sector. However, with interest rates still at very reasonable levels, a fair amount of private equity capital on the sidelines, and record amounts of share buybacks by corporations, there appears to be decent support for the equity market if a correction does occur in the second half of the year.

The Value Line Larger Companies Fund generally invests in large-capitalized equity holdings and invests in stocks that are ranked in the higher categories for price performance (Rank 1 and 2) over the next six to twelve months by the Value Line Timeliness Ranking System (the “System”). The System favors stocks with strong price and earnings momentum relative to those of all other companies in The Value Line Investment Survey of approximately 1,700 stocks. Currently, the Fund has significant weightings in the Consumer Discretionary and Information Technology sectors. The Fund is also significantly underweighted in the Financial sector due to the slowing growth of earnings that we expect from this sector as a result of the earlier rise in long-term rates.

As always, we appreciate your continued investment.

Sincerely,

Jean Bernhard Buttner
Chairman and President

August 3, 2007

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Larger Companies Fund, Inc.

Companies Fund Shareholders

Economic Observations

The U.S. economy struggled during the first quarter of this year, posting a negligible gross domestic product increase of 0.6%. A further softening in the troubled housing market and an additional draw-down in inventories were primary contributors to the economy’s early problems. However, growth picked up in the April-through-June period, with GDP gaining a vigorous 3.4%, buoyed by inventory rebuilding and somewhat greater strength in manufacturing. Housing, though, played no role in the improvement. If anything, demand in that key sector weakened further. Now, as we look out to the second half, we see that housing is still depressed, but the industrial sector is perking up a bit, while the retail sector is likely to continue moving forward at a modest pace.

This generally benign economic backdrop is likely to help fuel GDP growth of 2.5%, or so, during the final half of the year. Moderate growth along these lines should keep corporate earnings in a nice uptrend. This relatively favorable scenario assumes that there are no exogenous global shocks along the way, such as a worsening situation in the Middle East, a further surge in oil prices, or a serious misstep by the Federal Reserve Board, any of which could disrupt the orderly pace of business activity, even to the point of bringing on a recession.

Inflation, meantime, remains under control for the most part, thanks to comparatively stable labor costs and meaningful levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping to keep the costs of production from undue escalation. We caution, though, that as the economy moves further along the recovery trail over the next few years, some modest increases in pricing pressures could emerge. Absent a stronger long-term business expansion than we now forecast, or a prolonged rise in oil prices, inflation should be held in check for the most part through the end of the decade.

Value Line Larger Companies Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/07	Ending account value 6/30/07	Expenses* paid during period 1/1/07 thru 6/30/07
Actual	$1,000.00	$1,093.10	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Larger Companies Fund, Inc.

Portfolio Highlights at June 30, 2007 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Research In Motion Ltd.	18,000	$3,599,820	1.19%
AT&T, Inc.	79,000	$3,278,500	1.08%
Precision Castparts Corp.	27,000	$3,276,720	1.08%
BT Group PLC ADR	49,000	$3,262,420	1.08%
Monsanto Co.	48,000	$3,241,920	1.07%
Southern Copper Corp.	34,000	$3,204,840	1.06%
E.I. du Pont de Nemours & Co.	63,000	$3,202,920	1.06%
Agilent Technologies, Inc.	83,000	$3,190,520	1.05%
Omnicom Group, Inc.	60,000	$3,175,200	1.05%
NIKE, Inc. Class B	54,000	$3,147,660	1.04%

Asset Allocation — Percentage of Total Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.1%)
	ADVERTISING (2.0%)
60,000	Omnicom Group, Inc.	$3,175,200
38,000	WPP Group PLC ADR	2,840,500
		6,015,700
	AEROSPACE/DEFENSE (3.0%)
31,000	L-3 Communications Holdings, Inc.	3,019,090
27,000	Precision Castparts Corp.	3,276,720
39,000	Rockwell Collins, Inc.	2,754,960
		9,050,770
	AUTO PARTS (1.0%)
27,000	Johnson Controls, Inc.	3,125,790
	BANK — CANADIAN (1.0%)
55,000	Royal Bank of Canada	2,918,850
	BEVERAGE — SOFT DRINK (1.0%)
55,500	Coca-Cola Co. (The)	2,903,205
	CABLE TV (1.9%)
106,500	Comcast Corp. Class A *	2,977,740
65,000	EchoStar Communications Corp. Class A *	2,819,050
		5,796,790
	CEMENT & AGGREGATES (0.9%)
23,000	Vulcan Materials Co.	2,634,420
	CHEMICAL — BASIC (2.1%)
63,000	E.I. du Pont de Nemours & Co.	3,202,920
40,000	Potash Corporation of Saskatchewan, Inc.	3,118,800
		6,321,720
	CHEMICAL — DIVERSIFIED (1.1%)
48,000	Monsanto Co.	3,241,920
	CHEMICAL — SPECIALTY (0.9%)
37,000	PPG Industries, Inc.	2,816,070
	COMPUTER & PERIPHERALS (4.9%)
24,500	Apple, Inc. *	2,989,980
173,000	EMC Corp. *	3,131,300
67,000	Hewlett-Packard Co.	2,989,540
27,500	International Business Machines Corp.	2,894,375
540,000	Sun Microsystems, Inc. *	2,840,400
		14,845,595
	COMPUTER SOFTWARE & SERVICES (5.8%)
72,000	Accenture Ltd. Class A	3,088,080
111,000	Electronic Data Systems Corp.	3,078,030
55,000	Infosys Technologies Ltd. ADR	2,770,900
97,000	Microsoft Corp.	2,858,590
150,000	Oracle Corp. *	2,956,500
76,000	Paychex, Inc.	2,973,120
		17,725,220
	DIVERSIFIED COMPANIES (0.9%)
51,000	Honeywell International, Inc.	2,870,280
	DRUG (8.5%)
57,000	Biogen Idec, Inc. *	3,049,500
52,000	Celgene Corp. *	2,981,160
49,000	Eli Lilly & Co.	2,738,120
59,000	Forest Laboratories, Inc. *	2,693,350
80,000	Gilead Sciences, Inc. *	3,101,600
55,000	GlaxoSmithKline PLC ADR	2,880,350
55,000	Merck & Co., Inc.	2,739,000
66,000	Sanofi-Aventis ADR	2,657,820
95,000	Schering-Plough Corp.	2,891,800
		25,732,700
	ELECTRICAL EQUIPMENT (2.0%)
40,000	Garmin Ltd.	2,958,800
82,000	General Electric Co.	3,138,960
		6,097,760
	ELECTRICAL UTILITY — EAST (0.9%)
58,000	Progress Energy, Inc.	2,644,220
	ENTERTAINMENT (1.9%)
136,000	Time Warner, Inc.	2,861,440
88,000	Walt Disney Co. (The)	3,004,320
		5,865,760
	FINANCIAL SERVICES — DIVERSIFIED (3.8%)
42,000	American International Group, Inc.	2,941,260
65,000	Aon Corp.	2,769,650
61,000	CNA Financial Corp.	2,909,090
23,000	Franklin Resources, Inc.	3,046,810
		11,666,810

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

June 30, 2007

Shares		Value
	FOREIGN TELECOMMUNICATIONS (1.0%)
76,000	Telefonaktiebolaget LM Ericsson ADR	$3,031,640
	GROCERY (1.9%)
104,000	Kroger Co. (The)	2,925,520
80,000	Safeway, Inc.	2,722,400
		5,647,920
	INSURANCE — LIFE (1.9%)
55,000	AFLAC, Inc.	2,827,000
29,000	Prudential Financial, Inc.	2,819,670
		5,646,670
	INSURANCE — PROPERTY & CASUALTY (2.9%)
27	Berkshire Hathaway, Inc. Class A *	2,955,825
53,000	Travelers Companies, Inc. (The)	2,835,500
35,000	XL Capital Ltd. Class A	2,950,150
		8,741,475
	INTERNET (3.0%)
46,000	Amazon.com, Inc. *	3,146,860
92,000	eBay, Inc. *	2,960,560
6,000	Google, Inc. Class A *	3,140,280
		9,247,700
	MEDICAL SERVICES (1.8%)
56,000	Aetna, Inc.	2,766,400
54,000	UnitedHealth Group, Inc.	2,761,560
		5,527,960
	MEDICAL SUPPLIES (4.8%)
21,000	Alcon, Inc.	2,833,110
57,000	Medtronic, Inc.	2,956,020
74,000	St. Jude Medical, Inc.*	3,070,260
47,000	Stryker Corp.	2,965,230
34,000	Zimmer Holdings, Inc.*	2,886,260
		14,710,880
	METALS & MINING — DIVERSIFIED (3.0%)
71,000	Alcoa, Inc.	2,877,630
51,000	BHP Billiton Ltd. ADR	3,047,250
34,000	Southern Copper Corp.	3,204,840
		9,129,720
	METALS FABRICATING (1.0%)
54,000	Illinois Tool Works, Inc.	2,926,260
	NEWSPAPER (0.9%)
119,000	News Corp. Class B	2,729,860
	OFFICE EQUIPMENT & SUPPLIES (0.9%)
156,000	Xerox Corp. *	2,882,880
	OILFIELD SERVICES/EQUIPMENT (4.9%)
42,000	GlobalSantaFe Corp.	3,034,500
30,000	Noble Corp.	2,925,600
35,000	Schlumberger Ltd.	2,972,900
29,000	Transocean, Inc.*	3,073,420
52,000	Weatherford International Ltd.*	2,872,480
		14,878,900
	PAPER & FOREST PRODUCTS (1.0%)
77,000	International Paper Co.	3,006,850
	PHARMACY SERVICES (2.8%)
55,000	Express Scripts, Inc.*	2,750,550
37,000	Medco Health Solutions, Inc.*	2,885,630
65,000	Walgreen Co.	2,830,100
		8,466,280
	PRECISION INSTRUMENT (1.1%)
83,000	Agilent Technologies, Inc.*	3,190,520
	PUBLISHING (0.9%)
41,000	McGraw-Hill Companies, Inc. (The)	2,791,280
	RECREATION (0.9%)
48,000	Harley-Davidson, Inc.	2,861,280
	RETAIL — SPECIAL LINES (1.8%)
73,000	Bed Bath & Beyond, Inc. *	2,627,270
57,000	Coach, Inc. *	2,701,230
		5,328,500
	RETAIL STORE (3.9%)
43,000	Kohl’s Corp. *	3,054,290
56,000	Nordstrom, Inc.	2,862,720
47,000	Target Corp.	2,989,200
62,000	Wal-Mart Stores, Inc.	2,982,820
		11,889,030

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2007

Shares		Value
	SECURITIES BROKERAGE (0.9%)
139,000	Charles Schwab Corp. (The)	$2,852,280
	SEMICONDUCTOR — EQUIPMENT (1.0%)
155,000	Applied Materials, Inc.	3,079,850
	SHOE (1.0%)
54,000	NIKE, Inc. Class B	3,147,660
	TELECOMMUNICATION SERVICES (3.1%)
79,000	AT&T, Inc.	3,278,500
49,000	BT Group PLC ADR	3,262,420
290,000	Qwest Communications International, Inc. *	2,813,000
		9,353,920
	TELECOMMUNICATIONS EQUIPMENT (3.9%)
110,000	Cisco Systems, Inc. *	3,063,500
120,000	Juniper Networks, Inc. *	3,020,400
108,000	Nokia Oyj ADR	3,035,880
63,000	QUALCOMM, Inc.	2,733,570
		11,853,350
	TOBACCO (1.0%)
43,000	British American Tobacco PLC ADR	2,973,020
	TOILETRIES & COSMETICS (1.0%)
78,000	Luxottica Group S.p.A. ADR	3,013,920
	WIRELESS NETWORKING (1.2%)
18,000	Research In Motion Ltd. *	3,599,820
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.1%) (Cost $260,225,306)	$294,783,005

Principal Amount		Value
REPURCHASE AGREEMENTS (2.8%)
$8,400,000	With Morgan Stanley, 4.00%, dated 6/29/07, due 7/2/07, delivery value $8,402,800 (collateralized by $8,470,000 U.S. Treasury Notes 5.625%, due 5/15/08, with a value of $8,570,610)	$8,400,000

	TOTAL REPURCHASE AGREEMENTS (Cost $8,400,000)	8,400,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		217,920

NET ASSETS (100.0%)		$303,400,925

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($303,400,925 ÷ 12,986,930 shares outstanding)		$23.36

*	Non-income producing.
ADR	American Depositary Receipt

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2007 (unaudited)

Assets:
Investment securities, at value (Cost — $260,225,306)	$294,783,005
Repurchase agreements (Cost — $8,400,000)	8,400,000
Cash	189,688
Interest and dividends receivable	272,194
Receivable for securities sold	268,785
Receivable for capital shares sold	464
Total Assets	303,914,136
Liabilities:
Payable for capital shares repurchased	198,639
Accrued expenses:
Advisory fee	187,848
Directors’ fees and expenses	6,443
Other	120,281
Total Liabilities	513,211
Net Assets	$303,400,925
Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 12,986,930 shares)	$12,986,930
Additional paid-in capital	227,477,325
Accumulated net investment income	646,892
Accumulated net realized gain on investments	27,732,079
Net unrealized appreciation of investments and foreign currency translations	34,557,699
Net Assets	$303,400,925

Net Asset Value, Offering and Redemption Price per Outstanding Share ($303,400,925 ÷ 12,986,930 shares outstanding)	$23.36

Statement of Operations
for the Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (Net of foreign withholding tax of $78,577)	$1,777,432
Interest	207,745
Total Income	1,985,177
Expenses:
Advisory fee	1,113,156
Service and distribution plan fees	371,052
Transfer agent fees	62,127
Printing and postage	37,664
Auditing and legal fees	44,121
Registration and filing fees	13,949
Custodian fees	24,889
Insurance	10,236
Directors’ fees and expenses	11,156
Commitment fee	15,713
Telephone	6,476
Other	4,185
Total Expenses Before Custody Credits and Fees Waived	1,714,724
Less: Service and Distribution Plan Fees Waived	(371,052)
Less: Custody Credits	(5,600)
Net Expenses	1,338,072
Net Investment Gain	647,105
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	20,884,150
Change in Net Unrealized Appreciation/(Depreciation)	5,206,919
Net Realized Gain and Change in Net Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	26,091,069
Net Increase in Net Assets from Operations	$26,738,174

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2007 (unaudited) and for the Year Ended December 31, 2006

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Operations:
Net investment gain/(loss)	$647,105	$(336,400)
Net realized gain on investments	20,884,150	36,463,882
Change in net unrealized appreciation/(depreciation)	5,206,919	(3,387,889)
Net increase in net assets from operations	26,738,174	32,739,593
Distributions to Shareholders:
Net realized gain from investment transactions	—	(41,502,440)
Capital Share Transactions:
Proceeds from sale of shares	2,445,664	7,342,544
Proceeds from reinvestment of distributions to shareholders	—	39,379,161
Cost of shares repurchased	(24,384,392)	(39,768,698)
Net increase/(decrease) from capital share transactions	(21,938,728)	6,953,007
Total Increase/(Decrease) in Net Assets	4,799,446	(1,809,840)
Net Assets:
Beginning of period	298,601,479	300,411,319
End of period	$303,400,925	$298,601,479
Accumulated net investment gain/(loss), at end of period	$646,892	$(213)

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)	June 30, 2007

1.	Significant Accounting Policies

Value Line Larger Companies Fund, Inc. (the “Fund”) (formerly known as Value Line Leveraged Growth Investors, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)    Security Valuation.    Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization, and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)    Federal Income Taxes.    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)

in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D)    Security Transactions and Distributions.    Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	109,574	313,738
Shares issued to shareholders in reinvestment of distributions	—	1,834,998
	109,574	2,148,736
Shares repurchased	(1,095,647)	(1,686,145)
Net increase/(decrease)	(986,073)	462,591
Distributions per share from net realized gains	$—	$3.3986

Value Line Larger Companies Fund, Inc.

 June 30, 2007

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2007 (unaudited)
Purchases:
Investment Securities	$176,412,761
Sales:
Investment Securities	$197,580,937

4.	Income Taxes (unaudited)

At June 30, 2007, information on the tax components of capital is as follows:

Cost of investment for tax purposes	$268,625,306
Gross tax unrealized appreciation	$37,609,728
Gross tax unrealized depreciation	(3,052,029)
Net tax unrealized appreciation on investments	$34,557,699

5.	Investment Advisory Fees, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $1,113,156 was paid or payable to Value Line, Inc., the Fund’s investment adviser, (the “Adviser”), for the six months ended June 30, 2007. This was computed at the rate of 3/4 of 1% of the average daily net assets for the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2007, fees amounting to $371,052, before fee waivers, were accrued under the Plan. Effective August 31, 2006 the Distributor voluntarily waived the 12b-1 fee. Effective May 1, 2007, the Distributor contractually agreed to continue to waive the Fund’s 12b-1 fee for a one year period. For the six months ended June 30, 2007, the fees waived amounted to $371,052. The Distributor has no right to recoup prior waivers.

For the six months ended June 30, 2007, the Fund’s expenses were reduced by $5,600 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan, owned 130,037 shares of the Fund’s capital stock, representing 1.00% of the outstanding shares at June 30, 2007. In addition, officers and directors of the Fund as a group owned 199 shares of the Fund, representing less than 1% of the outstanding shares.

6.	Borrowing Arrangement

Prior to September 22, 2006, the Fund had a line of credit agreement with State Street Bank and Trust (“SSBT”).

Value Line Larger Companies Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended December 31,
	Six Months Ended June 30, 2007 (unaudited)		2006		2005	2004	2003	2002
Net asset value, beginning of period	$21.37		$22.24		$25.53	$27.96	$27.68	$38.43
Income/(loss) from Investment Operations:
Net investment income/(loss)	0.05		(0.02)		(0.15)	(0.10)	(0.07)	(0.17)
Net gains or losses on securities (both realized and unrealized)	1.94		2.55		2.82	2.51	4.34	(10.19)
Total income from investment operations	1.99		2.53		2.67	2.41	4.27	(10.36)
Less distributions:
Distributions from net realized gains	—		(3.40)		(5.96)	(4.84)	(3.99)	(0.39)
Net asset value, end of period	$23.36		$21.37		$22.24	$25.53	$27.96	$27.68
Total return	9.31	%(5)	11.31%		10.28%	8.64%	15.60%	(26.96)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$303,401		$298,601		$300,411	$318,600	$342,162	$334,494
Ratio of expenses to average net assets (including interest expense) (1)	1.16	%(3)(6)	1.30	%(3)	1.19%	1.16%	1.15%	1.25%
Ratio of expenses to average net assets (excluding interest expense) (2)	0.91	%(4)(6)	1.09	%(4)	1.16%	1.15%	1.15%	1.14%
Ratio of net investment loss to average net assets	0.44	%(6)	(0.11)%		(0.67)%	(0.39)%	(0.24)%	(0.49)%
Portfolio turnover rate	61	%(5)	203%		218%	200%	110%	28%

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of distribution and service plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of the distribution and service plan fees by the Distributor, would have been 1.15% for the six months ended June 30, 2007, 1.29% for the year ended December 31, 2006 and unchanged for the years ended December 31, 2005, 2004, 2003 and 2002.

(2)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of distribution and service plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of the distribution and service plan fees by the Distributor, would have been 1.15% for the six months ended June 30, 2007 and unchanged for the years ended December 31, 2006, 2005, 2004, 2003 and 2002.

(3)	Ratio reflects expenses grossed up for the voluntary waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.91% for the six months ended June 30, 2007 and 1.21% for the year ended December 31, 2006.

(4)	Ratio reflects expenses net of the custody credit arrangement and net of the service and distribution plan fees by the Distributor.

(5)	Not annualized.

(6)	Annualized.

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Larger Companies Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Larger Companies Fund, Inc. (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund over various periods of time compared to the performance of a peer group of funds consisting of the Fund and all retail and institutional multi-cap growth funds regardless of asset size or primary channel of distribution (the “Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Fund’s benchmark index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and ten other retail no-load multi-cap growth funds, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load multi-cap growth funds, as selected objectively by Lipper (the “Expense Universe”); (ii) the Fund’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending upon availability) largest retail multi-cap growth funds as selected by Lipper (the “Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance.    The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that although the Fund underperformed both the Performance Universe average and the Lipper Index for the five-year period ended December 31, 2006, and underperformed the Lipper Index for the ten-year period ended December 31, 2006, the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year and three-year periods ended December 31, 2006.

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Value Line Larger Companies Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Larger Companies Fund, Inc. (unaudited)

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was less than that of both the Expense Group average and the Expense Universe average, and the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective August 31, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, voluntarily agreed to waive all of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. As a result of this voluntary Rule 12b-1 fee waiver, the Board noted that the Fund’s total expense ratio (after giving effect to this waiver) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. The Board also noted that Value Line Securities, Inc. contractually agreed to waive all of the Fund’s Rule 12b-1 fee for a one year period effective May 1, 2007 so that such waiver could not be changed without the Board’s approval during such period.

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points in the management fee rate was determined not to be necessary at this time.

Conclusion.    The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Larger Companies Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 72	Chairman of the Board of Directors and President	Since 1983
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 83	Director	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 65	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Director	Since 2000
Professor of History, Williams College, (1961 to 2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Value Line Larger Companies Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
David T. Henigson Age 49	Vice President/ Secretary/Chief Compliance Officer	Since 1994
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Treasurer/ Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Larger Companies Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner Jean B. Buttner, President

Date: August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: August 30, 2007